PROVISION FOR INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred tax assets as of September 30 2021 and 2020 consist of the following:

	As of September 30,	As of September 30,
	2021	2020
Deferred tax assets:
Net-operating loss carryforward	$4,269,910	$2,961,194
Stock-based compensation	586,042	394,742
Total Deferred Tax Assets	4,855,952	3,355,936
Valuation allowance	(4,855,952)	(3,355,936)
Deferred Tax Asset, Net	$-	$-

The Company’s deferred tax assets as of June 30, 2021 and 2020 consist of the following:

	As of	As of
	June 30, 2021	June 30, 2020
Deferred tax assets:
Net-operating loss carryforward	$3,923,012	$2,811,156
Stock-based compensation	536,265	348,013
Total Deferred Tax Assets	4,459,277	3,159,169
Valuation allowance	(4,459,277)	(3,159,169)
Deferred Tax Asset, Net	$-	$-

SCHEDULE OF EXPECTED TAX EXPENSE (BENEFIT) BASED ON US FEDERAL STATUTORY RATE

The expected tax expense (benefit) based on the U.S. federal statutory rate is reconciled with actual tax expense (benefit) as follows:

	For the Three Months Ended September 30,	For the Three Months Ended September 30,
	2021	2020
Statutory Federal Income Tax Rate	21.00%	21.00%
State and Local Taxes, Net of Federal Tax Benefit	(13.56)%	(13.56)%
Stock Based Compensation Expense (ISO)	10.61%	19.15%
Change in Valuation Allowance	(18.05)%	(26.59)%
Income Taxes Provision (Benefit)	0.00	0.00

The expected tax expense (benefit) based on the U.S. federal statutory rate is reconciled with actual tax expense (benefit) as follows:

	For the Year Ended	For the Year Ended
	June 30, 2021	June 30, 2020
Statutory Federal Income Tax Rate	(21.00)%	(21.00)%
State and Local Taxes, Net of Federal Tax Benefit	(13.56)%	(13.56)%
Stock Based Compensation Expense (ISO)	13.20%	14.50%
Change in Valuation Allowance	21.36%	20.06%
Income Taxes Provision (Benefit)	0.00	0.00